Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Contrafund℠ Portfolio
September 30, 2023
VIPCON-NPRT3-1123
1.808782.119
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Entertainment - 1.5%
Activision Blizzard, Inc.	168,500	15,776,655
Liberty Media Corp. Liberty Formula One Class C	403,827	25,158,422
Liberty Media Corp. Liberty Live Class C	17,283	554,784
Netflix, Inc. (a)	573,399	216,515,462
The Walt Disney Co. (a)	31,758	2,573,986
Universal Music Group NV	791,761	20,661,940
		281,241,249
Interactive Media & Services - 12.9%
Alphabet, Inc.:
Class A (a)	200	26,172
Class C (a)	9,423,340	1,242,467,379
Bumble, Inc. (a)	128,271	1,913,803
Epic Games, Inc. (a)(b)(c)	18,849	11,738,403
Meta Platforms, Inc. Class A (a)	3,907,422	1,173,047,159
		2,429,192,916
Media - 0.0%
Comcast Corp. Class A	27,300	1,210,482
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	5,600	784,280
TOTAL COMMUNICATION SERVICES		2,712,428,927
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	244,000	7,517,695
General Motors Co.	42,700	1,407,819
Hyundai Motor Co. Ltd.	136,740	19,291,049
Li Auto, Inc. ADR (a)	111,500	3,974,975
Rad Power Bikes, Inc. (a)(b)(c)	401,674	269,122
Rivian Automotive, Inc. (a)	11,312	274,655
Tesla, Inc. (a)	26,100	6,530,742
Toyota Motor Corp.	777,500	13,948,605
		53,214,662
Broadline Retail - 3.6%
Amazon.com, Inc. (a)	5,053,640	642,418,717
Coupang, Inc. Class A (a)	1,047,395	17,805,715
Dollarama, Inc.	66,000	4,547,234
MercadoLibre, Inc. (a)	7,900	10,016,252
		674,787,918
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	10,700	1,774,809
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	415,612	57,026,123
Booking Holdings, Inc. (a)	5,600	17,270,120
Cava Group, Inc. (d)	68,500	2,098,155
Chipotle Mexican Grill, Inc. (a)	9,785	17,924,457
Deliveroo PLC Class A (a)(e)	347,500	507,086
Domino's Pizza, Inc.	8,800	3,333,352
Evolution AB (e)	22,400	2,268,386
Hilton Worldwide Holdings, Inc.	242,500	36,418,650
Marriott International, Inc. Class A	24,000	4,717,440
McDonald's Corp.	46,000	12,118,240
Penn Entertainment, Inc. (a)	44,000	1,009,800
Restaurant Brands International, Inc.	73,300	4,881,270
		159,573,079
Household Durables - 0.7%
D.R. Horton, Inc.	82,600	8,877,022
Lennar Corp. Class A	366,378	41,118,603
Mohawk Industries, Inc. (a)	13,600	1,167,016
NVR, Inc. (a)	3,145	18,754,579
PulteGroup, Inc.	597,800	44,267,090
TopBuild Corp. (a)	99,300	24,983,880
		139,168,190
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	34,800	707,849
Sega Sammy Holdings, Inc.	56,000	1,033,887
		1,741,736
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	16,200	913,194
Academy Sports & Outdoors, Inc.	282,153	13,337,372
AutoZone, Inc. (a)	30,918	78,531,411
Dick's Sporting Goods, Inc.	166,829	18,114,293
Fanatics, Inc. Class A (a)(b)(c)	232,280	17,843,750
Fast Retailing Co. Ltd.	9,100	1,982,118
Lowe's Companies, Inc.	300,000	62,352,000
O'Reilly Automotive, Inc. (a)	122,600	111,426,236
The Home Depot, Inc.	451,160	136,322,506
TJX Companies, Inc.	310,754	27,619,816
Ulta Beauty, Inc. (a)	8,695	3,473,218
Wayfair LLC Class A (a)	12,900	781,353
Williams-Sonoma, Inc.	238,304	37,032,442
		509,729,709
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	13,559	6,970,546
Dr. Martens Ltd.	89,576	154,429
NIKE, Inc. Class B	202,630	19,375,481
On Holding AG (a)	521,935	14,520,232
Ralph Lauren Corp.	9,300	1,079,637
Tapestry, Inc.	73,000	2,098,750
		44,199,075
TOTAL CONSUMER DISCRETIONARY		1,584,189,178
CONSUMER STAPLES - 3.3%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	48,100	2,666,480
Constellation Brands, Inc. Class A (sub. vtg.)	14,300	3,594,019
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	10,100	1,102,415
PepsiCo, Inc.	209,370	35,475,653
The Coca-Cola Co.	761,500	42,628,770
		85,467,337
Consumer Staples Distribution & Retail - 1.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	169,400	8,603,138
Casey's General Stores, Inc.	35,000	9,503,200
Costco Wholesale Corp.	554,601	313,327,381
Walmart, Inc.	48,200	7,708,626
		339,142,345
Food Products - 0.1%
Mondelez International, Inc.	254,100	17,634,540
Household Products - 0.8%
Kimberly-Clark Corp.	397,913	48,087,786
Procter & Gamble Co.	755,000	110,124,300
		158,212,086
Personal Care Products - 0.1%
Kenvue, Inc.	370,414	7,437,913
L'Oreal SA (a)	19,100	7,915,271
L'Oreal SA	1,400	580,177
Oddity Tech Ltd. (d)	17,400	493,290
Olaplex Holdings, Inc. (a)	811,804	1,583,018
		18,009,669
TOTAL CONSUMER STAPLES		618,465,977
ENERGY - 4.3%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	19,100	1,113,530
Oil, Gas & Consumable Fuels - 4.3%
Birchcliff Energy Ltd. (d)	174,434	994,014
Cameco Corp.	68,900	2,731,196
Canadian Natural Resources Ltd.	538,900	34,851,446
Cheniere Energy, Inc.	220,000	36,511,200
Chevron Corp.	706,483	119,127,163
ConocoPhillips Co.	1,042,700	124,915,460
Diamondback Energy, Inc.	15,200	2,354,176
EOG Resources, Inc.	230,000	29,154,800
Exxon Mobil Corp.	2,065,400	242,849,732
Hess Corp.	357,313	54,668,889
Marathon Petroleum Corp.	408,100	61,761,854
Occidental Petroleum Corp.	734,762	47,671,359
Pioneer Natural Resources Co.	46,700	10,719,985
PrairieSky Royalty Ltd.	121,000	2,223,567
Reliance Industries Ltd.	130,581	3,687,751
Suncor Energy, Inc.	76,400	2,627,384
Tourmaline Oil Corp.	54,412	2,738,126
Valero Energy Corp.	174,500	24,728,395
		804,316,497
TOTAL ENERGY		805,430,027
FINANCIALS - 12.6%
Banks - 2.2%
AIB Group PLC	347,100	1,563,298
Banco Santander SA (Spain)	1,399,600	5,329,773
Bank of America Corp.	2,278,547	62,386,617
Bank of Ireland Group PLC	519,000	5,097,541
East West Bancorp, Inc.	24,700	1,301,937
First Citizens Bancshares, Inc.	4,200	5,796,420
JPMorgan Chase & Co.	1,745,248	253,095,865
Nu Holdings Ltd. (a)	1,157,000	8,388,250
Royal Bank of Canada	524,094	45,801,552
Starling Bank Ltd. Series D (a)(b)(c)	2,643,467	10,740,229
Wells Fargo & Co.	317,100	12,956,706
		412,458,188
Capital Markets - 2.0%
Ameriprise Financial, Inc.	151,000	49,781,680
BlackRock, Inc. Class A	800	517,192
Brookfield Asset Management Ltd.:
Class A	6,417	213,829
Class A	67,600	2,253,784
Brookfield Corp. (Canada) Class A	41,900	1,310,137
Coinbase Global, Inc. (a)	72,700	5,458,316
Goldman Sachs Group, Inc.	3,600	1,164,852
London Stock Exchange Group PLC	56,800	5,692,833
Morgan Stanley	1,364,000	111,397,880
MSCI, Inc.	261,228	134,030,862
S&P Global, Inc.	136,300	49,805,383
T. Rowe Price Group, Inc.	23,000	2,412,010
UBS Group AG	191,710	4,752,171
		368,790,929
Consumer Finance - 0.1%
American Express Co.	175,500	26,182,845
Financial Services - 6.7%
Adyen BV (a)(e)	2,900	2,150,159
Apollo Global Management, Inc.	349,800	31,398,048
Berkshire Hathaway, Inc. Class B (a)	2,380,188	833,779,856
MasterCard, Inc. Class A	332,800	131,758,848
PayPal Holdings, Inc. (a)	38,900	2,274,094
Visa, Inc. Class A	1,160,000	266,811,600
		1,268,172,605
Insurance - 1.6%
American International Group, Inc.	537,711	32,585,287
Aon PLC	8,000	2,593,760
Arthur J. Gallagher & Co.	455,300	103,776,529
Chubb Ltd.	150,300	31,289,454
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,100	8,244,857
Intact Financial Corp.	183,800	26,796,301
Marsh & McLennan Companies, Inc.	88,515	16,844,405
Progressive Corp.	372,700	51,917,110
The Travelers Companies, Inc.	171,200	27,958,672
		302,006,375
TOTAL FINANCIALS		2,377,610,942
HEALTH CARE - 15.8%
Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	19,603	3,471,691
Argenx SE (a)	2,184	1,067,599
Argenx SE ADR (a)	54,002	26,549,003
Arrowhead Pharmaceuticals, Inc. (a)	32,400	870,588
Exact Sciences Corp. (a)	13,100	893,682
Galapagos NV sponsored ADR (a)	149,784	5,175,037
Gilead Sciences, Inc.	400,200	29,990,988
Intellia Therapeutics, Inc. (a)	12,052	381,084
Krystal Biotech, Inc. (a)	9,600	1,113,600
Legend Biotech Corp. ADR (a)	142,500	9,571,725
Moonlake Immunotherapeutics (a)	44,200	2,519,400
Recursion Pharmaceuticals, Inc. (a)(d)	352,865	2,699,417
Regeneron Pharmaceuticals, Inc. (a)	410,034	337,441,581
Roivant Sciences Ltd. (a)	248,700	2,904,816
Sarepta Therapeutics, Inc. (a)	10,500	1,272,810
United Therapeutics Corp. (a)	102,844	23,229,374
Vertex Pharmaceuticals, Inc. (a)	584,200	203,149,708
Zai Lab Ltd. (a)	445,770	1,090,835
		653,392,938
Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	27,800	2,142,268
Boston Scientific Corp. (a)	924,246	48,800,189
DexCom, Inc. (a)	398,400	37,170,720
Edwards Lifesciences Corp. (a)	400,000	27,712,000
Intuitive Surgical, Inc. (a)	319,118	93,275,000
ResMed, Inc.	313,800	46,401,606
Straumann Holding AG	25,753	3,297,374
Stryker Corp.	34,400	9,400,488
		268,199,645
Health Care Providers & Services - 4.5%
Cardinal Health, Inc.	556,194	48,288,763
Cencora, Inc.	15,500	2,789,535
Centene Corp. (a)	695,700	47,919,816
HCA Holdings, Inc.	18,967	4,665,503
McKesson Corp.	141,000	61,313,850
Molina Healthcare, Inc. (a)	24,150	7,918,544
UnitedHealth Group, Inc.	1,327,840	669,483,650
		842,379,661
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(d)	61,600	1,741,432
Life Sciences Tools & Services - 1.4%
Danaher Corp.	528,463	131,111,670
Medpace Holdings, Inc. (a)	2,100	508,473
Mettler-Toledo International, Inc. (a)	14,300	15,845,401
Thermo Fisher Scientific, Inc.	213,568	108,101,715
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	147,133	7,222,759
		262,790,018
Pharmaceuticals - 5.0%
Eli Lilly & Co.	1,242,053	667,143,928
Intra-Cellular Therapies, Inc. (a)	77,130	4,017,702
Johnson & Johnson	152,385	23,733,964
Merck & Co., Inc.	1,777,939	183,038,820
Novo Nordisk A/S Series B	107,100	9,751,590
Nuvation Bio, Inc. (a)	256,585	343,824
Royalty Pharma PLC	874,969	23,746,659
Structure Therapeutics, Inc. ADR (d)	71,600	3,610,072
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	126,100	1,286,220
Ventyx Biosciences, Inc. (a)	29,800	1,034,954
Verona Pharma PLC ADR (a)	26,400	430,320
Zoetis, Inc. Class A	185,300	32,238,494
		950,376,547
TOTAL HEALTH CARE		2,978,880,241
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.0%
Howmet Aerospace, Inc.	815,700	37,726,125
Lockheed Martin Corp.	97,300	39,791,808
Northrop Grumman Corp.	92,700	40,805,613
Space Exploration Technologies Corp. Class A (a)(b)(c)	175,917	14,249,277
TransDigm Group, Inc. (a)	61,800	52,105,434
		184,678,257
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	201,500	31,407,805
Zipline International, Inc. (a)(b)(c)	50,479	2,029,256
		33,437,061
Building Products - 0.4%
Carrier Global Corp.	955,400	52,738,080
Toto Ltd.	334,600	8,634,294
Trane Technologies PLC	114,920	23,318,417
		84,690,791
Commercial Services & Supplies - 0.2%
Cintas Corp.	26,125	12,566,386
Clean Harbors, Inc. (a)	78,690	13,169,558
Clean TeQ Water Pty Ltd. (a)	3,117	782
Copart, Inc.	321,400	13,849,126
GFL Environmental, Inc.	27,000	857,361
Republic Services, Inc.	30,900	4,403,559
Waste Connections, Inc. (United States)	7,700	1,034,110
		45,880,882
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	36,660	1,334,899
Quanta Services, Inc.	78,733	14,728,582
		16,063,481
Electrical Equipment - 0.9%
AMETEK, Inc.	94,300	13,933,768
Eaton Corp. PLC	502,200	107,109,216
Hubbell, Inc. Class B	76,857	24,087,752
nVent Electric PLC	84,100	4,456,459
Regal Rexnord Corp.	7,200	1,028,736
Vertiv Holdings Co.	344,600	12,819,120
		163,435,051
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd.	532,400	39,573,793
J.B. Hunt Transport Services, Inc.	37,641	7,096,081
Old Dominion Freight Lines, Inc.	161,456	66,058,108
Uber Technologies, Inc. (a)	131,100	6,029,289
Union Pacific Corp.	24,900	5,070,387
		123,827,658
Industrial Conglomerates - 0.5%
General Electric Co.	922,877	102,024,052
Machinery - 1.4%
Caterpillar, Inc.	105,700	28,856,100
Deere & Co.	132,200	49,889,636
Fortive Corp.	108,300	8,031,528
Illinois Tool Works, Inc.	4,600	1,059,426
Indutrade AB	46,600	864,562
Ingersoll Rand, Inc.	34,900	2,223,828
Otis Worldwide Corp.	386,700	31,055,877
PACCAR, Inc.	726,095	61,732,597
Parker Hannifin Corp.	204,800	79,773,696
		263,487,250
Passenger Airlines - 0.1%
Copa Holdings SA Class A	28,319	2,523,789
Ryanair Holdings PLC sponsored ADR (a)	90,200	8,768,342
		11,292,131
Professional Services - 0.1%
Thomson Reuters Corp.	32,065	3,922,636
Verisk Analytics, Inc.	60,800	14,363,392
		18,286,028
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	27,000	12,003,390
W.W. Grainger, Inc.	96,100	66,485,824
		78,489,214
TOTAL INDUSTRIALS		1,125,591,856
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)	313,474	57,657,273
Motorola Solutions, Inc.	11,900	3,239,656
		60,896,929
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. Class A	2,797,131	234,931,033
CDW Corp.	107,816	21,752,956
Jabil, Inc.	83,500	10,595,315
		267,279,304
IT Services - 0.9%
Accenture PLC Class A	441,197	135,496,011
Cloudflare, Inc. (a)	54,200	3,416,768
Gartner, Inc. (a)	14,691	5,047,975
MongoDB, Inc. Class A (a)	14,700	5,084,142
Okta, Inc. (a)	53,700	4,377,087
Shopify, Inc. Class A (a)	224,700	12,265,237
X Holdings Corp. Class A (b)(c)	55,300	1,953,196
		167,640,416
Semiconductors & Semiconductor Equipment - 9.1%
Advanced Micro Devices, Inc. (a)	830,573	85,399,516
Advantest Corp.	95,600	2,666,620
Allegro MicroSystems LLC (a)	46,400	1,482,016
Analog Devices, Inc.	703,339	123,147,626
Applied Materials, Inc.	55,900	7,739,355
Arm Holdings Ltd. ADR (d)	173,400	9,280,368
ASML Holding NV (depository receipt)	93,700	55,157,442
Broadcom, Inc.	201,000	166,946,580
First Solar, Inc. (a)	17,400	2,811,666
KLA Corp.	211,900	97,190,054
Lam Research Corp.	134,900	84,551,273
Lattice Semiconductor Corp. (a)	316,181	27,169,433
Marvell Technology, Inc.	800	43,304
Monolithic Power Systems, Inc.	97,916	45,237,192
NVIDIA Corp.	1,926,940	838,199,631
NXP Semiconductors NV	42,400	8,476,608
ON Semiconductor Corp. (a)	1,353,896	125,844,633
Qualcomm, Inc.	235,717	26,178,730
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	170,000	14,773,000
		1,722,295,047
Software - 12.1%
Adobe, Inc. (a)	197,100	100,501,290
Atlassian Corp. PLC (a)	6,900	1,390,419
Autodesk, Inc. (a)	103,200	21,353,112
Cadence Design Systems, Inc. (a)	627,121	146,934,450
Check Point Software Technologies Ltd. (a)	44,000	5,864,320
Clear Secure, Inc. (d)	244,647	4,658,079
Confluent, Inc. (a)	32,800	971,208
Dynatrace, Inc. (a)	160,800	7,514,184
Fortinet, Inc. (a)	1,713,128	100,526,351
HubSpot, Inc. (a)	9,700	4,777,250
Intuit, Inc.	11,832	6,045,442
Klaviyo, Inc. Class A (d)	26,900	928,050
Microsoft Corp.	5,011,700	1,582,444,271
Palo Alto Networks, Inc. (a)	58,200	13,644,408
Roper Technologies, Inc.	88,710	42,960,479
Salesforce, Inc. (a)	786,938	159,575,288
Samsara, Inc. (a)	9,400	236,974
ServiceNow, Inc. (a)	38,502	21,521,078
Stripe, Inc. Class B (a)(b)(c)	74,500	1,358,135
Synopsys, Inc. (a)	108,300	49,706,451
Tanium, Inc. Class B (a)(b)(c)	350,002	2,625,015
		2,275,536,254
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	5,984,900	1,024,674,729
Dell Technologies, Inc.	24,627	1,696,800
Samsung Electronics Co. Ltd.	20,950	1,056,670
		1,027,428,199
TOTAL INFORMATION TECHNOLOGY		5,521,076,149
MATERIALS - 2.0%
Chemicals - 0.2%
Air Products & Chemicals, Inc.	31,600	8,955,440
Linde PLC	9,200	3,425,620
Sherwin-Williams Co.	27,235	6,946,287
Westlake Corp.	85,756	10,691,201
		30,018,548
Construction Materials - 0.0%
Eagle Materials, Inc.	6,200	1,032,424
Vulcan Materials Co.	21,300	4,303,026
		5,335,450
Metals & Mining - 1.8%
B2Gold Corp.	1,582,473	4,543,821
Barrick Gold Corp. (Canada)	109,309	1,587,827
Cleveland-Cliffs, Inc. (a)	43,500	679,905
Franco-Nevada Corp.	776,455	103,658,815
Freeport-McMoRan, Inc.	1,150,072	42,886,185
Ivanhoe Electric, Inc. (a)	404,700	4,815,930
Ivanhoe Mines Ltd. (a)	3,223,700	27,626,628
Lundin Gold, Inc.	62,300	699,485
Novagold Resources, Inc. (a)	62,678	239,960
Nucor Corp.	508,287	79,470,672
Orla Mining Ltd. (a)	1,224,700	4,328,040
Steel Dynamics, Inc.	545,160	58,452,055
Wheaton Precious Metals Corp.	304,336	12,350,451
		341,339,774
TOTAL MATERIALS		376,693,772
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group, Inc.	2,200	209,512
UTILITIES - 0.5%
Electric Utilities - 0.5%
Constellation Energy Corp.	295,355	32,217,323
NextEra Energy, Inc.	990,000	56,717,100
PG&E Corp. (a)	722,100	11,647,473
		100,581,896
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	38,600	1,280,748
TOTAL UTILITIES		101,862,644
TOTAL COMMON STOCKS (Cost $9,231,124,923)		18,202,439,225

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	60,761	14,196,808
Reddit, Inc.:
Series E(a)(b)(c)	27,000	890,730
Series F(a)(b)(c)	85,531	2,821,668
		17,909,206
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	52,367	35,086
Series C(a)(b)(c)	206,059	329,694
Series D(a)(b)(c)	277,030	698,116
		1,062,896
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,500	648,375

TOTAL CONSUMER DISCRETIONARY		1,711,271

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	5,376	363,794
Series H(a)(b)(c)	6,820	461,509
		825,303
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	22,172	93,788

TOTAL CONSUMER STAPLES		919,091

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	65,587	1,410,776

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	515,200	1,978,368

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(b)(c)	229,170	3,284,006
Series F(a)(b)(c)	6,800	97,444
Somatus, Inc. Series E (a)(b)(c)	1,539	1,575,043
		4,956,493
TOTAL HEALTH CARE		6,934,861

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (a)(b)(c)	208,655	4,413,053
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	7,336	5,942,160
Series J(b)(c)	49,518	40,109,580
Series N(a)(b)(c)	39,568	32,050,080
		82,514,873
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	132,331	5,319,706
Series F(c)	90,550	3,640,110
		8,959,816
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	26,772	2,938,227

TOTAL INDUSTRIALS		94,412,916

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Moloco, Inc. Series A (b)(c)	44,901	2,694,060
Nuro, Inc.:
Series C(a)(b)(c)	305,791	1,773,588
Series D(a)(b)(c)	63,961	370,974
Stripe, Inc.:
Series H(a)(b)(c)	30,400	554,192
Series I(b)(c)	203,647	3,712,485
Tenstorrent, Inc. Series C1 (a)(b)(c)	32,500	1,803,425
		10,908,724
TOTAL CONVERTIBLE PREFERRED STOCKS		134,206,845
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	780,300	11,696,697

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	103,462	2,225,468

TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,922,165
TOTAL PREFERRED STOCKS (Cost $131,564,578)		148,129,010

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,810,000)	1,810,000	1,688,730

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	515,170,071	515,273,105
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	11,241,566	11,242,691
TOTAL MONEY MARKET FUNDS (Cost $526,510,888)		526,515,796

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,891,010,389)	18,878,772,761
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,851,730)
NET ASSETS - 100.0%	18,860,921,031

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,510,075 or 1.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,925,631 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	2,762,067

Bowery Farming, Inc. Series C1	5/18/21	1,335,847

ByteDance Ltd. Series E1	11/18/20	6,657,837

Circle Internet Financial Ltd. Series E	5/11/21	1,679,200

Circle Internet Financial Ltd. Series F	5/09/22	2,763,836

Discord, Inc. Series I	9/15/21	1,376,561

ElevateBio LLC Series C	3/09/21	2,161,264

Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175

Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410

GoBrands, Inc. Series G	3/02/21	1,342,480

GoBrands, Inc. Series H	7/22/21	2,649,506

Lyra Health, Inc. Series E	1/14/21	2,098,418

Lyra Health, Inc. Series F	6/04/21	106,790

Moloco, Inc. Series A	6/26/23	2,694,060

Nuro, Inc. Series C	10/30/20	3,991,979

Nuro, Inc. Series D	10/29/21	1,333,313

Rad Power Bikes, Inc.	1/21/21	1,937,611

Rad Power Bikes, Inc. Series A	1/21/21	252,610

Rad Power Bikes, Inc. Series C	1/21/21	993,996

Rad Power Bikes, Inc. Series D	9/17/21	2,655,000

Reddit, Inc. Series E	5/18/21	1,146,803

Reddit, Inc. Series F	8/11/21	5,285,337

Relativity Space, Inc. Series E	5/27/21	4,764,658

Somatus, Inc. Series E	1/31/22	1,342,985

Space Exploration Technologies Corp. Class A	2/16/21 - 5/24/22	10,018,108

Space Exploration Technologies Corp. Series G	9/07/23	5,942,160

Space Exploration Technologies Corp. Series J	9/07/23	40,109,580

Space Exploration Technologies Corp. Series N	8/04/20	10,683,360

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	5,186,912

Stripe, Inc. Class B	5/18/21	2,989,564

Stripe, Inc. Series H	3/15/21	1,219,800

Stripe, Inc. Series I	3/20/23 - 5/12/23	4,100,257

Tanium, Inc. Class B	9/18/20	3,988,343

Tenstorrent, Inc. Series C1	4/23/21	1,932,265

Tenstorrent, Inc. 0%	4/23/21	1,810,000

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	5,426,781

X Holdings Corp. Class A	10/25/22	5,530,000

Zipline International, Inc.	10/12/21	1,817,244

Zipline International, Inc. Series E	12/21/20	4,317,881

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	685,462,015	3,048,675,657	3,218,864,567	18,370,180	-	-	515,273,105	1.2%
Fidelity Securities Lending Cash Central Fund 5.39%	7,160,500	418,561,430	414,479,239	83,786	-	-	11,242,691	0.0%
Total	692,622,515	3,467,237,087	3,633,343,806	18,453,966	-	-	526,515,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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